CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net (loss) income	$ (2,590,879)	$ 743,340	$ (132,670,000)	$ 2,610,824	$ 1,679,963
Adjustments to reconcile net income to net cash used in operating activities:
Non-cash portion of interest expense - Note 10			38,843,000	54,810,000
Write-down of production inventories - Note 4			17,924,000	18,617,000
Impairment on equipment not in use - Note 5			5,331,000	63,000
Depreciation and amortization			5,886,000	2,078,000
Stock-based compensation - Note 14			2,380,000	1,102,000
Salary continuation and compensation costs			2,116,000	0
Fair value adjustment to Seller Warrants - Note 18			45,000	0
Accretion - Note 11			374,000	422,000
Phantom share compensation			225,000	706,000
Amortization reduction of Sprott Royalty Obligation - Note 10			(37,000)	0
Reduction in asset retirement obligation			0	(1,880,000)
Change in value of phantom shares			0	181,000
Changes in operating assets and liabilities:
Accounts receivable			(329,000)	(97,000)
Production-related inventories			(43,756,000)	(38,627,000)
Materials and supplies inventories			(3,891,000)	(977,000)
Prepaids and other assets, current and non-current			(2,946,000)	(507,000)
Accounts payable			372,000	3,384,000
Other liabilities, current and non-current			443,000	52,000
Interest payable			(818,000)	(203,000)
Net cash used in operating activities	(835,947)	(316,579)	(110,508,000)	(2,238,238)	(452,715)
Cash flows used in investing activities:
Additions to plant, equipment, and mine development			(33,439,000)	(12,296,000)
Proceeds from sales of equipment			2,315,000	0
Net cash provided by investing activities	144,258,810	200,300	(31,124,000)	1,910,828	(210,080,000)
Cash flows from financing activities:
Proceeds from Public Offering			83,515,000	0	7,740,000
Proceeds from private placement			75,963,000	0
Proceeds from Sprott Royalty Obligation - Note 3 and 10			30,000,000	0
Proceeds from Recapitalization Transaction - Note 3			10,419,000	0
Proceeds from warrant exercise			1,000	0
Transaction and issuance costs			(16,094,000)	0	(293,953)
Net cash used in financing activities	(143,618,760)	0	188,705,000	0	211,043,716
Net increase (decrease) in cash and restricted cash			47,073,000	(3,894,000)
Cash and restricted cash, beginning of period	48,967,000	52,861,000	48,967,000	52,861,000
Cash and restricted cash, end of period			96,040,000	48,967,000	52,861,000
Reconciliation of cash and restricted cash:
Cash - End of period	12,639	419,667	56,363,000	208,536	535,946
Restricted cash - current			0	3,270,000
Restricted cash - non-current			39,677,000	39,477,000
Total cash and restricted cash	$ 48,967,000	$ 52,861,000	48,967,000	52,861,000	$ 52,861,000
Sprott Credit Agreement
Cash flows from financing activities:
Proceeds from issuance of debt			68,600,000	0
1.25 Lien Notes
Cash flows from financing activities:
Proceeds from issuance of debt			44,841,000	71,831,000
First Lien Agreement
Cash flows from financing activities:
Repayment of debt			(125,468,000)	0
First Lien Agreement, portion from disposal proceeds
Cash flows from financing activities:
Repayment of debt			(1,158,000)	0
Promissory Note
Cash flows from financing activities:
Repayment of debt			(6,914,000)	0
Forward purchase contract
Cash flows from financing activities:
Proceeds from private placement			$ 25,000,000	$ 0